Share based Compensation - 2015 Issuance - Additional Information (Detail)										12 Months Ended
	Sep. 20, 2017 shares	Sep. 14, 2017 shares € / shares	Feb. 27, 2017	Feb. 22, 2017 € / shares shares	Sep. 09, 2016 shares	Feb. 24, 2016 € / shares shares	Feb. 14, 2016	Sep. 14, 2015 shares € / shares	Mar. 16, 2015 shares € / shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	3 years			3 years			3 years
Warrants Term	7 years			7 years		7 years		7 years	7 years
Warrants Granted	629,000			527,061	0	429,479		233,000
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Expiration Date	Sep. 19, 2022		Mar. 21, 2022			Feb. 23, 2023		Sep. 13, 2022	Mar. 15, 2022
Maximum warrant Issuance	670,000			740,000	320,000	590,000		290,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Expiration Date	Jan. 01, 2021		Jan. 01, 2021			Jan. 01, 2020		Jan. 01, 2019	Jan. 01, 2019
After One Year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	28.00%			28.00%			28.00%
After One Year The Remaining [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting basis	900.00%
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Granted									442,801	6,335,016
Warrants exercise price | € / shares				€ 12.33		€ 12.02			€ 0.0998
Warrant vesting period									4 years
Warrants [member] | Exercise price 12.10 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Granted		150,000
Warrants exercise price | € / shares		€ 12.10
Warrants [member] | Exercise price 12.29 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Granted								83,000
Warrants exercise price | € / shares								€ 12.29
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares approved for issuance									850,000
Warrants [member] | After One Year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage									25.00%
Warrants [member] | After One Year The Remaining [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage									75.00%
Monthly vesting basis									2.083%